Shareholder Report, Holdings (Details) - C000005442	Jun. 30, 2025
T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.60%
T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.20%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	4.10%
T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.70%
U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	51.30%
Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.60%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.20%